Stock Based Compensation - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding	92,491	92,491
Options outstanding at an exercise price range	$ 5.35	$ 5.35
Options outstanding weighted average expected term	10 months 17 days
Exercisable options at an exercise price range	$ 5.35
Exercisable options	92,491
Options granted under SOP II
Grant date fair value of stock options vested	$ 1.43	$ 1.43	$ 1.43
Unrecognized compensation cost	$ 0
Options exercised		0	0
1996 Incentive Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award expiration period	10 years
Number of options outstanding	80,131
SOP and SPP expiration year	2006
Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award expiration period	2 years
Number of options outstanding	0
SOP and SPP expiration year	2006
2006 Incentive Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding	12,360
Share based compensation arrangement by share based payment award expiration period	10 years
Common stock reserved for future grants of options	154,971
Options granted under SOP II	0	0
Employee Stock Purchase Plan II [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding	0
Share based compensation arrangement by share based payment award expiration period	2 years
Common stock reserved for future grants of options	103,234
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding at an exercise price range	$ 5.34
Exercisable options at an exercise price range	$ 5.34
Minimum [Member] | 1996 Incentive Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
SOP vesting schedules	3 years
Minimum [Member] | 2006 Incentive Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
SOP vesting schedules	3 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding at an exercise price range	$ 5.35
Exercisable options at an exercise price range	$ 5.35
Maximum [Member] | 1996 Incentive Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
SOP vesting schedules	5 years
Maximum [Member] | 2006 Incentive Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
SOP vesting schedules	5 years